Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3 - Cash and Cash Equivalents

	As at December 31,
	2025	2024
	New Israeli Shekels
NIS (*)	4,730	45,210
USD	8,990	9,521
	13,720	54,731

(*) As of December 31, 2024 the balance includes an amount of NIS 35,100 restricted cash.